UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.


1 . Name and address of issuer:
Natixis Funds Trust I
399 Boylston Street
Boston, Massachusetts 02116


2.      The name of each series or class of securities
for which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):  [   ]


Absolute Asia Dynamic Equity Fund
CGM Advisor Targeted Equity Fund
Hansberger International Fund
Natixis Income Diversified Portfolio
Natixis Oakmark Global Fund
Natixis Oakmark International Fund
Natixis U.S. Diversified Portfolio
Vaughan Nelson Small Cap Value Fund



3. Investment Company Act File Number:

811- 04323
Securities Act File Number:
2-98326

4(a).  Last day of fiscal year for which this Form is filed:
December 31, 2010

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:


(i)Aggregate sale price of securities sold during the fiscal year
pursuant to section 24(f):                            $369,978,025



(ii)Aggregate price of securities redeemed or repurchased during
the fiscal year:	                              $723,835,376



(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
11, 1995 that were not previously used to reduce registration


fees payable to the Commission:                     $2,007,851,553




(iv)Total available redemption credits [add Items 5(ii)
 and 5(iii):]                                      -$2,731,686,929



(v)Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                           $0



(vi)Redemption credits available for use in future years
                                                   $(2,361,708,904)

- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:


(vii)Multiplier for determining registration fee (See
Instruction C.9):                                      x$0.0001161



(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 'O' if no fee is due):                          =$0



6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .


7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):                                           +$0




8.  Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:                        =$0






9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:


Method of Delivery:
 N/A

( ) Wire Transfer

( ) Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)
/s/ John Sgroi


John Sgroi, Assistant Treasurer

Date:  March 24, 2011